Equity-Based Compensation - additional information (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		3 Months Ended		12 Months Ended
	Feb. 28, 2022	Apr. 30, 2013	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, fair value					$ 6,291	$ 3,673
Options, intrinsic value					$ 0
Contractual term, exercisable (in years)					5 years 3 days
Contractual term, outstanding (in years)					5 years 7 months 20 days
Share-based Payment Arrangement, Expense	$ 1,540		$ 1,021	$ 3,122	$ 6,441	$ 3,718
Unrecognized compensation expense related to nonvested awards			$ 9,194		$ 8,979
Unrecognized compensation expense recognition period (in years)			2 years 5 months 8 days		2 years 5 months 23 days
Weighted average grant date fair value (per share)					$ 0.72	$ 0.56
Granted			1,201,000		19,362,000
Granted (per unit)			$ 1.65		$ 1.11
Appreciation rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Expense			$ 1,490		$ 1,480
Weighted average grant date fair value (per share)		$ 0.06			$ 0.06
Granted		1,000,000			1,000
Granted (per unit)		$ 0.11			$ 0.11
G & A Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Expense			444	1,659	$ 3,257	$ 3,718
Other expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Expense			$ 577	$ 1,463	$ 3,184
Granted (per unit)			$ 1.09
Retired or over five years experience [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Service period					5 years
Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage					25.00%
Service period					1 year
Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Service period					3 years